RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about reclamation and remediation bonds (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 4,503,473	$ 3,537,129	$ 3,855,915	$ 2,968,829
Idaho Department Of Lands [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	3,651,065	2,867,629	3,659,147	2,817,329
Idaho Department Of Environmental Quality [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	127,320	100,000	129,880	100,000
Bureau of Land Management - Idaho State Office [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 725,088	$ 569,500	$ 66,888	$ 51,500